SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis of presentation
Rate used to convert RMB to USD	6.0537
Land use rights
Land use rights, useful life	50 years
Business and value added taxes
Value added tax rebate rate	14.00%
Value added tax rebates granted	16,223	12,237	8,260
Advertising costs
Advertising costs	4,919	3,801	13,794
Foreign currency risk
Cash, cash equivalents and term deposits denominated in Renminbi	563,167	476,425
Cash, cash equivalents and term deposits denominated in Renminbi, percentage	99.00%	99.70%
Six subsidiaries
Business and value added taxes
Value added tax rate	6.00%
Seven subsidiaries
Business and value added taxes
Value added tax rate	3.00%
Two subsidiaries
Business and value added taxes
Value added tax rate	6.00%
One subsidiary
Business and value added taxes
Value added tax rate	3.00%
Online degree programs
Business and value added taxes
Business tax rate	5.60%
Value added tax rate	17.00%
Online tutoring programs
Business and value added taxes
Value added tax rate	17.00%
Online tutoring programs | Minimum
Revenue recognition
Access period for online education services	1 month
Online tutoring programs | Maximum
Revenue recognition
Access period for online education services	3 years
Private primary and secondary schools
Revenue recognition
Length of semester	6 months
International and elite curriculum programs
Revenue recognition
Length of semester	6 months
Business and value added taxes
Business tax rate	5.60%